Schedule Of Aggregate Percentage Revenue and Accounts Receivable (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	52.00%	31.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Two [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable		22.00%
Revenue from Contract with Customer Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	52.00%	53.00%
Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable		40.00%
Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	36.00%
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	96.00%	72.00%
Accounts Receivable [Member] | Customer Three [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	33.00%
Accounts Receivable [Member] | Customer Four [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable		32.00%
Accounts Receivable [Member] | Customer Five [Member]
Product Information [Line Items]
Aggregate Percent of Revenue and Accounts Receivable	27.00%